Intangible assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2019 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	¥ 11,549	$ 1,788	¥ 38,302	¥ 23,081
Impairment loss	¥ 197,328	$ 30,544